Regulatory Requirements And Capital Ratios (Schedule Of Capital Amounts And Ratios) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital, Amount	$ 353,873	$ 346,039
Total Capital, Ratio	14.20%	13.80%
Total Capital, Well Capitalized Ratio	10.00%	10.00%
Total Capital, Minimum Ratio	8.00%	8.00%
Tier I Capital, Amount	333,163	324,859
Tier I Capital, Ratio	13.40%	13.00%
Tier I Capital, Well Capitalized Ratio	6.00%	6.00%
Tier I Capital, Minimum Ratio	4.00%	4.00%
Tier 1 Capital, Average Assets, Amount	333,163	324,859
Tier I Capital, Average Assets, Ratio	9.90%	9.80%
Tier 1 Capital, Average Assets, Well Capitalized Ratio	5.00%	5.00%
Tier I Capital, Average Assets, Minimum Ratio	4.00%	4.00%
City National
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital, Amount	315,095	302,817
Total Capital, Ratio	12.70%	12.20%
Total Capital, Well Capitalized Ratio	10.00%	10.00%
Total Capital, Minimum Ratio	8.00%	8.00%
Tier I Capital, Amount	294,870	282,221
Tier I Capital, Ratio	11.90%	11.40%
Tier I Capital, Well Capitalized Ratio	6.00%	6.00%
Tier I Capital, Minimum Ratio	4.00%	4.00%
Tier 1 Capital, Average Assets, Amount	$ 294,870	$ 282,221
Tier I Capital, Average Assets, Ratio	8.80%	8.60%
Tier 1 Capital, Average Assets, Well Capitalized Ratio	5.00%	5.00%
Tier I Capital, Average Assets, Minimum Ratio	4.00%	4.00%